Debt Debt (Tables)	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Summary of Debt
The Company’s consolidated debt consists of the following:

	September 30, 2017		September 30, 2016
	Amount	Rate	Amount	Rate	Interest Rate
HRG
7.875% Senior Secured Notes, due July 15, 2019	$864.4	7.9%	$864.4	7.9%	Fixed rate
7.75% Senior Unsecured Notes, due January 15, 2022	890.0	7.8%	890.0	7.8%	Fixed rate
HGI Funding
2017 Loan, due July 13, 2018	50.0	3.7%	—	—%	Variable rate, see below
HGI Energy
HGI Energy Notes, due June 30, 2018*	92.0	1.5%	92.0	0.7%	Fixed rate
	1,896.4		1,846.4
Spectrum Brands
USD Term Loan, due June 23, 2022	1,244.2	3.4%	1,005.5	3.6%	Variable rate, see below
CAD Term Loan, due June 23, 2022	59.0	4.9%	54.9	4.6%	Variable rate, see below
Euro Term Loan, due June 23, 2022	—	—%	63.0	3.5%	Variable rate, see below
6.375% Notes, due November 15, 2020	—	—%	129.7	6.4%	Fixed rate
6.625% Notes, due November 15, 2022	570.0	6.6%	570.0	6.6%	Fixed rate
6.125% Notes, due December 15, 2024	250.0	6.1%	250.0	6.1%	Fixed rate
5.75% Notes, due July 15, 2025	1,000.0	5.8%	1,000.0	5.8%	Fixed rate
4.00% Notes, due October 1, 2026	500.9	4.0%	477.0	4.0%	Fixed rate
Other notes and obligations	4.7	8.0%	3.9	7.5%	Variable rate
Obligations under capital leases	199.7	5.7%	67.4	5.3%	Various
Salus
Unaffiliated long-term debt of consolidated variable-interest entity	28.9	—%	39.7	—%	Variable rate, see below
Long-term debt of consolidated variable-interest entity with FGL*	48.1	—%	65.9	—%	Variable rate, see below
Unaffiliated secured borrowings under non-qualifying loan participations	—	—%	2.0	—%	Fixed rate
Total	5,801.9		5,575.4
Original issuance discounts on debt, net of premiums	(20.7)		(22.8)
Unamortized debt issue costs	(76.1)		(87.0)
Total debt	5,705.1		5,465.6
Less current maturities and short-term debt	161.4		239.3
Non-current portion of debt	$5,543.7		$5,226.3

Schedule of Maturities of Long-term Debt
Aggregate scheduled maturities of debt and capital lease obligations as of September 30, 2017 are as follows:

Fiscal Year	Capital lease obligations	HRG debt - Parent Only	Consolidated
2018	$6.3	$—	$161.4
2019	7.4	864.4	889.5
2020	7.8	—	20.9
2021	9.9	—	100.0
2022	7.6	890.0	2,148.4
Thereafter	160.7	—	2,481.7
Long-term debt	$199.7	$1,754.4	$5,801.9